Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Cash	$ 247.4	$ 915.3	$ 21.2
Accounts receivable	291.2	402.3
Governmental loans	120.4	95.2
Other long-term liabilities	3.7	4.0
Currency risk [member]
Statement [Line Items]
Cash	51.2	25.0
Restricted cash	3.9	3.9
Accounts receivable	127.1	164.1
Bank indebtedness	0.0	(0.1)
Accounts payable and accrued liabilities	(147.1)	(204.5)
Governmental loans	(120.4)	(95.2)
Other long-term liabilities	3.3	0.0
Net Canadian dollar denominated financial instruments	$ (88.6)	$ (106.8)